Borrowings (Details)								1 Months Ended		6 Months Ended	12 Months Ended
	Dec. 31, 2024 AUD ($)	May 27, 2024 AUD ($)	Mar. 26, 2024 AUD ($)	Feb. 02, 2024 AUD ($)	May 05, 2023 AUD ($)	Jan. 03, 2023	Feb. 28, 2022 AUD ($) shares	Oct. 31, 2023 AUD ($)	Sep. 30, 2023 AUD ($)	Dec. 31, 2025 AUD ($) years $ / shares	Jun. 30, 2025 AUD ($) years $ / shares	Jun. 30, 2024 AUD ($)	Dec. 31, 2025 USD ($)	Jan. 20, 2022 AUD ($)
Borrowings [Line Items]
Percentage of loan interest						12.00%				12.00%			12.00%
Issued ordinary shares (in Shares) | shares							63,807
Ordinary shares issued, value (in Dollars)													$ 36,085,115
Loans initially at fair value (in Dollars)										$ 1,119,542
Maturity date						15 July 2024
Issuance of convertible notes (in Dollars)										1,004,889		$ 250,000
Unsecured convertible notes redeemable (in Dollars)										$ 1
Conversion discount rate					12.00%					12.00%			12.00%
Convertible note, funds received (in Dollars)	$ 747,262
Accrued interest on convertible notes (in Dollars)	$ 97,266
Convertible note face value (in Dollars)								$ 150,000	$ 25,000
Board approved amount (in Dollars)										$ 1,000,000
Convertible note offering raising (in Dollars)			$ 357,338
Percentage of conversion discount										22.00%
Derivative liability (in Dollars)										$ 64,613	$ 771,484
May 2023 Convertible Note [Member]
Borrowings [Line Items]
Issuance of convertible notes (in Dollars)					$ 1,000,000
February 2024 Convertible Note [Member]
Borrowings [Line Items]
Percentage of loan interest				6.00%
Maturity date				31 December 2025
Issuance of convertible notes (in Dollars)				$ 400,000
Convertible note face value (in Dollars)				$ 1
May 2024 Convertible Notes [Member]
Borrowings [Line Items]
Percentage of loan interest		6.00%
Maturity date		31 December 2025
Issuance of convertible notes (in Dollars)		$ 1,000,000
Convertible note face value (in Dollars)		$ 1
Loan from associated entities [Member]
Borrowings [Line Items]
Loans maturity term										5 years
Percentage of loan interest										0.50%			0.50%
Shareholder Loans [Member]
Borrowings [Line Items]
Percentage of loan interest														12.00%
Unsecured loan received, value (in Dollars)														$ 1,493,445
Shareholder Loans [Member] | Ordinary shares [member]
Borrowings [Line Items]
Ordinary shares issued, value (in Dollars)							$ 373,903
Embedded Derivative on Convertible Notes [Member]
Borrowings [Line Items]
Derivative liability (in Dollars)										$ 1,572,145
Fair value adjustment (in Dollars)										$ 706,871
Embedded Derivative on Convertible Notes [Member] | Bottom of range [member]
Borrowings [Line Items]
Volatility											68.00%
Embedded Derivative on Convertible Notes [Member] | Top of range [member]
Borrowings [Line Items]
Volatility											87.00%
Embedded Derivative on Convertible Notes [Member] | October 2024 Convertible Notes [Member]
Borrowings [Line Items]
Stock price (in Dollars per share) | $ / shares										$ 4.46
Risk free rate										4.29%
Term										1.17
Volatility										79.00%
Embedded Derivative on Convertible Notes [Member] | February 2025 Convertible Notes [Member]
Borrowings [Line Items]
Stock price (in Dollars per share) | $ / shares										$ 2.91
Risk free rate										4.09%
Term | years										1.3
Embedded Derivative on Convertible Notes [Member] | February 2025 Convertible Notes [Member] | Bottom of range [member]
Borrowings [Line Items]
Volatility										85.00%
Embedded Derivative on Convertible Notes [Member] | February 2025 Convertible Notes [Member] | Top of range [member]
Borrowings [Line Items]
Volatility										86.00%
Embedded Derivative on Convertible Notes [Member] | 2025 Convertible Note [Member]
Borrowings [Line Items]
Stock price (in Dollars per share) | $ / shares										$ 3.84
Risk free rate										4.25%
Term | years										0.98
Embedded Derivative on Convertible Notes [Member] | 2025 Convertible Note [Member] | Bottom of range [member]
Borrowings [Line Items]
Volatility										82.00%
Embedded Derivative on Convertible Notes [Member] | 2025 Convertible Note [Member] | Top of range [member]
Borrowings [Line Items]
Volatility										85.00%
Embedded Derivative on Convertible Notes [Member] | Convertible Notes [Member]
Borrowings [Line Items]
Stock price (in Dollars per share) | $ / shares											$ 1.19
Risk free rate											67.00%
Term | years											0.5